FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Changes in financial liabilities values at fair value level 3 (Details) - Level 3 - Private warrants	12 Months Ended
Jun. 30, 2020 USD ($)
Fair value
As of the beginning of the year	$ 2,861,511
Changes in finance results	(1,174,868)
As of the end of the year	$ 1,686,643